INCOME TAXES - Reconciliation of income tax expenses at statutory tax rate to income tax expense recognized (Details) ¥ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of income tax expense at statutory tax
Income (loss) before income tax expenses	¥ (167,335)	$ (25,917,000)	¥ (720,984)		¥ (1,691,563)	$ (261,989,000)	¥ (2,220,324)	¥ 2,418,729
Statutory EIT rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Income tax expense at statutory tax rate		$ (41,834)		$ (180,246)	¥ (422,891)		¥ (555,081)	¥ 604,682
Nondeductible expenses	¥ 1,260		¥ 11,901		278,303		15,362	19,526
Change in valuation allowance	(252,398)		96,202		504,360		43,350	20,980
Effect of tax holiday and preferential tax rate		301,815		$ 31,734	104,218		221,590	(375,632)
Share-based compensation expenses	8,729		51,752		72,657		88,288	127,041
Effect of different tax rates of subsidiaries operating in other jurisdictions	426		6,531		1,675		11,894	5,806
Total	17,998	$ 2,788,000	17,874		538,322	$ 83,375,000	(174,597)	402,403
Non-deductible expenses
Nondeductible expenses-excessive advertising fees	0		0					2,927
Other nondeductible expenses	1,260		11,901		278,303		15,362	16,599
Total	¥ 1,260		¥ 11,901		¥ 278,303		¥ 15,362	¥ 19,526